Annual Total Returns - Fidelity Asset Manager 40% [BarChart] - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 40% - Fidelity Advisor Asset Manager 40%: Class A	Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	0.24%
Annual Return 2012	9.88%
Annual Return 2013	10.65%
Annual Return 2014	4.93%
Annual Return 2015	(0.67%)
Annual Return 2016	5.78%
Annual Return 2017	11.42%
Annual Return 2018	(4.46%)
Annual Return 2019	15.56%
Annual Return 2020	12.74%